Calvert
International Opportunities Fund
December 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Australia — 5.1%
Bapcor, Ltd.(1)	666,880	$ 4,010,368
BlueScope Steel, Ltd.	79,165	1,069,105
Bravura Solutions, Ltd.(1)	849,619	2,115,849
carsales.com, Ltd.	216,588	3,345,417
Dexus	353,489	2,563,831
Magellan Financial Group, Ltd.	39,748	1,646,297
Steadfast Group, Ltd.	659,738	2,030,053
WiseTech Global, Ltd.	228,209	5,423,426
		$22,204,346
Austria — 1.9%
BAWAG Group AG(2)(3)	72,589	$3,376,325
CA Immobilien Anlagen AG	122,293	4,660,525
		$8,036,850
Belgium — 1.4%
KBC Groep NV(3)	53,569	$3,748,820
VGP NV	13,973	2,093,958
		$5,842,778
Canada — 4.2%
Agnico Eagle Mines, Ltd.	20,873	$1,469,096
Boyd Group Services, Inc.(1)	14,674	2,531,089
BRP, Inc.	65,157	4,304,386
CAE, Inc.	163,385	4,527,134
Granite Real Estate Investment Trust	51,364	3,143,417
TMX Group, Ltd.	21,297	2,127,190
		$18,102,312
China — 0.8%
China Meidong Auto Holdings, Ltd.	831,234	$3,383,606
		$3,383,606
Denmark — 0.4%
Topdanmark A/S	40,483	$1,757,212
		$1,757,212
Finland — 0.9%
Musti Group Oyj(3)	132,561	$3,971,466
		$3,971,466
France — 0.8%
Rubis SCA	76,949	$3,557,212
		$3,557,212
Germany — 4.6%
Carl Zeiss Meditec AG	19,251	$2,553,026
Security	Shares	Value
Germany (continued)
Jenoptik AG	125,105	$ 3,821,332
LEG Immobilien AG	19,971	3,098,396
Norma Group SE	121,131	6,249,150
Salzgitter AG(3)	13,437	354,045
TeamViewer AG(2)(3)	69,529	3,734,917
		$ 19,810,866
Hong Kong — 0.5%
CITIC Telecom International Holdings, Ltd.	6,201,899	$ 1,951,754
		$1,951,754
Ireland — 2.3%
Irish Residential Properties REIT PLC	1,694,436	$3,106,349
Kerry Group PLC, Class A	24,907	3,617,577
UDG Healthcare PLC	317,306	3,386,899
		$10,110,825
Israel — 0.5%
Amot Investments, Ltd.	385,780	$2,162,099
		$2,162,099
Italy — 6.5%
Amplifon SpA(3)	118,234	$4,914,535
Banca Farmafactoring SpA(2)(3)	781,778	4,716,354
DiaSorin SpA	11,641	2,430,531
FinecoBank Banca Fineco SpA(3)	158,522	2,614,348
Interpump Group SpA	138,271	6,844,847
MARR SpA(3)	99,909	2,058,303
Moncler SpA(3)	77,191	4,745,749
		$28,324,667
Japan — 28.3%
Asahi Co., Ltd.	129,742	$2,041,064
Chiba Bank, Ltd. (The)	512,482	2,828,012
Daiichikosho Co., Ltd.	54,858	1,898,113
FP Corp.	110,860	4,659,376
Fukuoka Financial Group, Inc.	139,908	2,493,851
Invesco Office J-REIT, Inc.	37,040	5,436,465
Itochu Techno-Solutions Corp.	143,610	5,128,027
J. Front Retailing Co., Ltd.	362,483	2,874,889
Japan Lifeline Co., Ltd.	181,933	2,871,190
Kewpie Corp.	88,733	1,953,624
Kose Corp.	20,961	3,581,815
K's Holdings Corp.	354,805	4,943,776
Kuraray Co., Ltd.(1)	404,340	4,305,069
Kyoritsu Maintenance Co., Ltd.	96,878	3,612,840
LaSalle Logiport REIT	1,682	2,714,217
Lion Corp.(1)	195,206	4,728,818

Calvert
International Opportunities Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Makita Corp.	98,944	$ 4,962,743
Mitsui Fudosan Logistics Park, Inc.	573	2,906,043
Miura Co., Ltd.	106,186	5,928,165
Morinaga & Co., Ltd.	113,170	4,257,087
Nabtesco Corp.(1)	123,663	5,427,903
Nohmi Bosai, Ltd.	250,480	5,468,601
Nomura Co., Ltd.	355,544	2,941,352
OSG Corp.	184,922	3,540,412
Penta-Ocean Construction Co., Ltd.	625,695	5,386,398
Sakata Seed Corp.	84,437	2,928,212
Sankyu, Inc.	96,932	3,665,401
Ship Healthcare Holdings, Inc.	94,327	5,253,588
Sumco Corp.	214,428	4,708,479
Tosei Corp.	373,000	4,280,900
Yamaha Corp.	88,662	5,224,346
		$122,950,776
Luxembourg — 0.2%
APERAM S.A.	22,171	$922,656
		$922,656
Netherlands — 4.1%
Aalberts NV	144,624	$6,435,031
BE Semiconductor Industries NV	52,793	3,170,288
Euronext NV(2)	20,946	2,307,196
IMCD NV	47,592	6,057,508
		$17,970,023
New Zealand — 0.7%
Fisher & Paykel Healthcare Corp., Ltd.	127,886	$3,037,129
		$3,037,129
Norway — 0.5%
SpareBank 1 SR-Bank ASA(3)	153,501	$1,629,856
TGS NOPEC Geophysical Co. ASA	39,267	608,781
		$2,238,637
Portugal — 0.4%
NOS SGPS S.A.	519,774	$1,806,891
		$1,806,891
Singapore — 0.5%
Frasers Logistics & Commercial Trust	2,055,700	$2,197,462
		$2,197,462
Spain — 1.5%
Acciona S.A.(1)	15,983	$2,287,038
Security	Shares	Value
Spain (continued)
Inmobiliaria Colonial Socimi S.A.	425,812	$ 4,204,683
		$ 6,491,721
Sweden — 7.7%
AddTech AB	449,306	$ 5,971,049
Assa Abloy AB, Class B	158,365	3,913,517
Autoliv, Inc.	21,580	1,987,518
Boliden AB	69,920	2,480,576
Bravida Holding AB(2)	369,188	4,908,780
Indutrade AB(3)	327,978	7,020,802
Lagercrantz Group AB, Class B	470,321	4,341,448
Thule Group AB(2)(3)	75,469	2,823,616
		$33,447,306
Switzerland — 7.2%
Belimo Holding AG	282	$2,449,877
Bossard Holding AG, Class A	25,406	5,128,973
Cembra Money Bank AG	18,979	2,298,753
Galenica AG(2)	33,807	2,245,137
Logitech International S.A.	43,568	4,230,232
Partners Group Holding AG	2,669	3,136,186
Sika AG	20,677	5,636,410
Straumann Holding AG	3,715	4,351,828
VZ Holding AG	21,157	1,939,442
		$31,416,838
United Kingdom — 16.8%
Abcam PLC	208,573	$4,396,264
Avast PLC(2)	447,458	3,285,583
Bellway PLC	62,457	2,521,561
Bodycote PLC	296,622	3,024,473
Capital & Counties Properties PLC	1,394,525	2,771,961
Compass Group PLC	128,043	2,388,176
Cranswick PLC	66,878	3,213,862
Dechra Pharmaceuticals PLC	101,604	4,785,217
Diploma PLC	173,689	5,193,434
First Derivatives PLC(3)	44,922	1,963,339
Games Workshop Group PLC	38,381	5,876,956
Halma PLC	187,128	6,266,966
Howden Joinery Group PLC(3)	486,989	4,587,641
InterContinental Hotels Group PLC(3)	44,200	2,864,825
Judges Scientific PLC	52,286	4,553,849
Lancashire Holdings, Ltd.	277,650	2,753,988
Nomad Foods, Ltd.(3)	200,627	5,099,938
Spirax-Sarco Engineering PLC	17,645	2,723,751

Calvert
International Opportunities Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
St. James's Place PLC	312,815	$ 4,840,526
		$ 73,112,310
Total Common Stocks (identified cost $318,188,937)		$424,807,742

Exchange-Traded Funds — 0.9%

Security	Shares	Value
Equity Exchange-Traded Fund — 0.9%
Vanguard MSCI Australian Small Companies Index ETF	84,564	$ 4,182,193
Total Exchange-Traded Funds (identified cost $3,422,300)		$ 4,182,193

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$560	$ 539,829
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(5)(6)	111	106,242
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(5)(6)	142	117,759
Total High Social Impact Investments (identified cost $813,000)		$ 763,830

Short-Term Investments — 2.3%

Other — 1.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(7)	5,498,471	$ 5,499,021
Total Other (identified cost $5,499,021)		$ 5,499,021

Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(8)	4,410,502	$ 4,410,502
Total Securities Lending Collateral (identified cost $4,410,502)		$ 4,410,502
Total Short-Term Investments (identified cost $9,909,523)		$ 9,909,523

Total Investments — 101.2% (identified cost $332,333,760)	$439,663,288
Other Assets, Less Liabilities — (1.2)%	$ (5,261,702)
Net Assets — 100.0%	$434,401,586

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $18,555,453 and the total market value of the collateral received by the Fund was $19,521,944, comprised of cash of $4,410,502 and U.S. government and/or agencies securities of $15,111,442.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $27,397,908 or 6.3% of the Fund's net assets.
(3)	Non-income producing security.
(4)	Affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $763,830, which represents 0.2% of the net assets of the Fund as of December 31, 2020.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2020.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(8)	Represents investment of cash collateral received in connection with securities lending.

Calvert
International Opportunities Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

At December 31, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	26.2%
Consumer Discretionary	13.3
Information Technology	12.4
Financials	10.7
Real Estate	10.4
Health Care	9.3
Consumer Staples	7.2
Materials	4.8
Communication Services	2.1
Utilities	1.3
Exchange-Traded Funds	0.9
High Social Impact Investments	0.2
Energy	0.1
Total	98.9%
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$560,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	111,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	142,000
At December 31, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $6,038,850, which represents 1.4% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$1,153,307	$ —	$ (1,159,184)	$ —	$ 5,877	$ —	$3,622	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	560,000	—	—	(20,171)	539,829	373	560,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	3,486,807	25,011,939	(22,999,725)	(271)	271	5,499,021	890	5,498,471
Totals				$(271)	$(14,023)	$6,038,850	$4,885

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities

Calvert
International Opportunities Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$22,204,346	$—	$22,204,346
Austria	—	8,036,850	—	8,036,850
Belgium	—	5,842,778	—	5,842,778
Canada	18,102,312	—	—	18,102,312
China	—	3,383,606	—	3,383,606
Denmark	—	1,757,212	—	1,757,212
Finland	—	3,971,466	—	3,971,466
France	—	3,557,212	—	3,557,212
Germany	—	19,810,866	—	19,810,866
Hong Kong	—	1,951,754	—	1,951,754
Ireland	—	10,110,825	—	10,110,825
Israel	—	2,162,099	—	2,162,099
Italy	—	28,324,667	—	28,324,667
Japan	—	122,950,776	—	122,950,776
Luxembourg	—	922,656	—	922,656
Netherlands	—	17,970,023	—	17,970,023
New Zealand	—	3,037,129	—	3,037,129
Norway	—	2,238,637	—	2,238,637
Portugal	—	1,806,891	—	1,806,891
Singapore	—	2,197,462	—	2,197,462
Spain	—	6,491,721	—	6,491,721
Sweden	1,987,518	31,459,788	—	33,447,306
Switzerland	—	31,416,838	—	31,416,838
United Kingdom	5,099,938	68,012,372	—	73,112,310
Total Common Stocks	$25,189,768	$399,617,974(1)	$—	$424,807,742
Exchange-Traded Funds	$—	$4,182,193	$—	$4,182,193
High Social Impact Investments	—	763,830	—	763,830
Short-Term Investments:
Other	—	5,499,021	—	5,499,021
Securities Lending Collateral	4,410,502	—	—	4,410,502
Total Investments	$29,600,270	$410,063,018	$ —	$439,663,288

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.